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                HARTFORD LIFE INSURANCE CO SEPARATE ACCOUNT THREE

                           DIRECTOR M PLATINUM OUTLOOK
                   FORMERLY KNOWN AS "BB&T DIRECTOR M OUTLOOK"
                             SEPARATE ACCOUNT THREE
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-119417

   Supplement Dated August 3, 2005 to the Statement of Additional Information
                               Dated May 2, 2005

Effective on the close of business on August 3, 2005, this product will change its name to "Director M Platinum Outlook." All references in this prospectus to the BB&T Director M Outlook are changed to "Director M Platinum Outlook" effective as of that time.

      THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL
                       INFORMATION FOR FUTURE REFERENCE.


HV-5269